FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity price sensitivity and hedging (Details) R in Millions	Dec. 31, 2018 oz	Dec. 31, 2018 R / oz	Dec. 31, 2018 R / kg	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Forward contract | Minimum
Foreign currency sensitivity analysis
Average price of gold		17,615	566,335
Forward contract | Maximum
Foreign currency sensitivity analysis
Average price of gold		18,524	595,560
Forward contract | Commodity price risk
Foreign currency sensitivity analysis
Number of ounces of gold | oz	229,623
Futures contract | Commodity price risk
Foreign currency sensitivity analysis
Contracts amount | R				R 0	R 0	R 0